Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Line Items]
Beginning balance	$ 7,429	$ 7,689
Acquisition for the year	22,921
Exchange difference	(958)	(260)
Ending balance	29,392	7,429
Accumulated impairment loss	0	0
Goodwill, net	29,392	7,429
Online Education Service
Goodwill [Line Items]
Beginning balance	5,662	5,863
Exchange difference	(266)	(201)
Ending balance	5,396	5,662
Accumulated impairment loss	0	0
Goodwill, net	5,396	5,662
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | Startup Training Service
Goodwill [Line Items]
Beginning balance	1,767	1,826
Exchange difference	(79)	(59)
Ending balance	1,688	1,767
Accumulated impairment loss	0	0
Goodwill, net	1,688	1,767
Xiamen NetinNet Software Co., Ltd. | Software Sales Service
Goodwill [Line Items]
Beginning balance	0
Acquisition for the year	22,921
Exchange difference	(613)
Ending balance	22,308	$ 0
Accumulated impairment loss	0
Goodwill, net	$ 22,308